Balance Sheet Components	3 Months Ended
Mar. 31, 2015
Statement Of Financial Position [Abstract]
Balance Sheet Components

5. Balance Sheet Components

The Company’s inventories are stated at the lower of cost or market. Inventories consist of (in thousands):

	March 31,	December 31,
	2015	2014

Raw materials	$3,872	$3,272
Work-in-progress	477	571
Finished goods	5,573	5,411
Total	$9,922	$9,254

Property and equipment, net consists of (in thousands):

	March 31,	December 31,
	2015	2014
Building and leasehold improvements	$1,247	$1,298
Furniture, fixtures and office equipment	3,680	4,236
Plant and machinery	7,307	6,732
Purchased software	2,582	2,520
Total	14,816	14,786
Accumulated depreciation	(9,763)	(9,475)
Property and equipment, net	$5,053	$5,311

The Company recorded depreciation expense of $0.4 million and $0.4 million during the three months ended March 31, 2015 and 2014, respectively.

Other accrued expenses and liabilities consist of (in thousands):

	March 31,	December 31,
	2015	2014
Accrued restructuring	$751	$1,377
Accrued professional fees	672	679
Income taxes payable	242	275
Other accrued expenses	1,897	2,140
Total	$3,562	$4,471